SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Cash Flow Statement [Abstract]
Schedule of Interest and Income Taxes Paid

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Interest paid	$224	$199	$566	$492
Income taxes paid	$62	$55	$276	$252

Schedule of Changes in Non-Cash Working Capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Accounts receivable	$11	$(17)	$86	$(22)
Accounts payable and other	146	151	(91)	30
Changes in non-cash working capital, net	$157	$134	$(5)	$8